Assets under management (Tables)	12 Months Ended
Dec. 31, 2022
Assets under management and net new assets
Assets under management
end of	2022	2021
CHF billion
Assets in collective investment instruments managed by Credit Suisse	196.7	231.8
Assets with discretionary mandates	244.1	294.8
Other assets under management	852.8	1,087.4
Assets under management (including double counting)	1,293.6	1,614.0
of which double counting	32.1	46.2
Changes in assets under management
	2022		2021
Assets under management (CHF billion)
Balance at beginning of period [1]	1,614.0		1,511.9
Net new assets/(net asset outflows)	(123.2)	[2]	30.9
Market movements, interest, dividends and foreign exchange	(170.0)		92.6
of which market movements, interest and dividends [3]	(165.9)		80.8
of which foreign exchange	(4.1)		11.8
Other effects	(27.2)		(21.4)
Balance at end of period	1,293.6		1,614.0
1 Including double counting.
2
Refer to "Outflows in assets under management in the fourth quarter of 2022" in Note 3 - Business developments, significant shareholders and subsequent events for further information on net asset outflows.

3 Net of commissions and other expenses and net of interest expenses charged.

Bank
Assets under management and net new assets
Assets under management
end of	2022	2021
CHF billion
Assets in collective investment instruments managed by Credit Suisse	194.6	228.9
Assets with discretionary mandates	244.1	294.8
Other assets under management	852.8	1,087.3
Assets under management (including double counting)	1,291.5	1,611.0
of which double counting	31.9	45.9

Changes in assets under management
Changes in assets under management
	2022	2021
Assets under management (CHF billion)
Balance at beginning of period [1]	1,611.0	1,507.0
Net new assets/(net asset outflows)	(122.5)	33.2
Market movements, interest, dividends and foreign exchange	(169.9)	92.4
of which market movements, interest and dividends [2]	(165.9)	80.7
of which foreign exchange	(4.0)	11.7
Other effects	(27.1)	(21.6)
Balance at end of period	1,291.5	1,611.0
1 Including double counting.
2 Net of commissions and other expenses and net of interest expenses charged.